SHORT-TERM BORROWINGS AND CREDIT ARRANGEMENTS (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Long-term Line of Credit		$ 383,000
Line of Credit, Current		2,357,431	$ 18,904	$ 1,561,665
Line of Credit Facility, Borrowing Capacity, Description			Under the modified Agreement the Company may borrow eighty percent (80%) of eligible accounts receivable. Additional funding, characterized by Merchant as an over advance, may be provided up to one hundred percent (100%) of eligible accounts receivable. The over advance portion, if any, may not exceed fifty percent (50%) of eligible inventory up to a maximum of $500,000.
Line of Credit Facility, Interest Rate Description			Collected cash maintained on deposit at March 31, 2021 and 2020 with the factor earns interest at the factor’s prime rate of interest less 2.5 percent (effective rate of 0.75% and 0.75% at March 31, 2021 and 2020, respectively.)
Factoring Agreement Receivables Sold			$ 17,003,317	14,162,999
Due From Factor		$ 3,355,802	1,925,291	2,300,109
Accounts Receivables Factoring Agreement Term		2 years
Merchant Factors Corporation [Member]
Short-term Debt [Line Items]
Long-term Line of Credit			1,795,000	738,000
Line of Credit, Current			$ 18,904	$ 1,561,665
Line of Credit Facility, Interest Rate Description			bear interest at the prime commercial rate of interest, as published, plus two percent (effective rate 5.25% at March 31, 2021 and March 31, 2020).
Accounts Receivables Factoring Agreement Expiration Date			Jan. 06, 2022
Accounts Receivables Factoring Agreement Term			2 years
Paycheck Protection Program loan
Short-term Debt [Line Items]
Proceeds from debt	$ 221,400